CREDIT SUISSE WARBURG PINCUS FUNDS

                        CREDIT | ASSET
                        SUISSE | MANAGEMENT


                                   SEMIANNUAL
                                     REPORT
                                  JUNE 30, 2001
                                   (UNAUDITED)
                       CREDIT SUISSE WARBURG PINCUS TRUST--
                         SMALL COMPANY GROWTH PORTFOLIO







Credit Suisse Warburg Pincus Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

More complete information about the Trust, including charges and expenses, and the special considerations and risks associated with investing in small companies is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Warburg Pincus Trust, P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. The Trust is advised by Credit Suisse Asset Management, LLC.

THE PORTFOLIO'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

INVESTMENTS IN SMALL COMPANIES MAY BE MORE VOLATILE AND LESS LIQUID THAN INVESTMENTS IN LARGER COMPANIES.

THE VIEWS OF THE PORTFOLIO'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF JUNE 30, 2001; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIO SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE WARBURG PINCUS TRUST - SMALL COMPANY GROWTH PORTFOLIO SEMIANNUAL INVESTMENT ADVISER'S REPORT
June 30, 2001


                                                                  August 2, 2001

Dear Shareholder:

   For the six months ended June 30, 2001, Credit Suisse Warburg Pincus
Trust - Small Company Growth Portfolio* (the "Portfolio") had a loss of 13.55%, vs. a gain of 0.04% for the Russell 2000 Growth Index.** The Portfolio's one-year return through June 30, 2001 was -30.87%. Its five-year and since-inception (on June 30, 1995) average annual total returns through June 30, 2001 were 6.06% and 11.43%, respectively.

   Small-cap stocks were highly volatile in the period. Despite considerable relief on the interest-rate front--the Federal Reserve lowered rates by 275 basis points over the January-through-June span--economic and profit worries kept these stocks in turmoil. Small caps, along with stocks broadly, declined sharply over the first half of the period, recovered somewhat in April and early May, and then struggled again as the period drew to a close.

   The Portfolio suffered a loss for the six months, and also lagged behind the performance of its benchmark. The bulk of the Portfolio's underperformance is attributable to a poor showing from its holdings in technology stocks. Selling pressure in the technology segment was intense early in the period, and many of the Portfolio's holdings declined substantially regardless of their long-term prospects. While our technology holdings rallied in the latter half of the period, the upturn was far from enough to recoup earlier losses.

   Although the short-term earnings potential for technology companies is limited in our view, we continue to believe in the long-term prospects for this sector. We remain focused on identifying the best-positioned companies that we believe should emerge from the turmoil in good competitive shape. Valuations of many technology companies are still at compelling levels, but the timing for a recovery in business fundamentals is unclear.

   Elsewhere of note, we were overweighted in health-care services through the period. We believe that a number of these stocks have good long-term growth potential, based on industry fundamentals and company-specific factors. In addition, if the economy remains lackluster, we believe that this historically defensive group stands to have good relative performance over the intermediate term as well. Our holdings continued to include pharmaceutical-benefit and hospital companies that we believe should deliver fairly consistent profit growth.

   One area we added to was the consumer group. Due to our concern that consumer confidence and spending might deteriorate if the economy continues to weaken, we primarily focused on companies that we considered to be attractively valued and that might prove to be less economically sensitive.

   Looking ahead, the economy could remain lackluster for at least another quarter, and the possibility of a recession cannot be ruled out. But at some point, a favorable combination of lower interest rates, tax cuts and reduced energy costs (which have fallen significantly over the past few months) should aid an economic recovery. These forces, in our view, could prove particularly helpful to small-cap stocks, given the group's high sensitivity to risk factors. While the timing for an economic rally is unknown, we believe that our focus on high-quality small companies should benefit patient investors willing to endure bouts of short-term volatility. Our focus will remain on what we consider to be well-positioned companies with seasoned managements.


Elizabeth B. Dater                             Sammy Oh
Co-Portfolio Manager                           Co-Portfolio Manager

   INVESTMENTS IN SMALL COMPANIES MAY BE MORE VOLATILE AND LESS LIQUID THAN INVESTMENTS IN LARGER COMPANIES.





----------
* Name changed from Warburg Pincus Trust - Small Company Growth Portfolio effective May 1, 2001.
** The Russell 2000 Growth Index is an unmanaged index (with no defined investment objective) of those securities in the Russell 2000 Index with a greater-than-average growth orientation. The Russell 2000 Growth Index includes reinvestment of dividends, and is compiled by Frank Russell Company.

CREDIT SUISSE WARBURG PINCUS TRUST - SMALL COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2001 (Unaudited)

                                                          NUMBER OF
                                                           SHARES            VALUE
                                                           ------            -----
COMMON STOCKS (95.0%)
AIRLINES (1.3%)
      Atlantic Coast Airlines Holdings, Inc.(1)           205,600         $ 6,165,944
      SkyWest, Inc.                                       194,300           5,440,400
                                                                          -----------
                                                                           11,606,344
                                                                          -----------
APPAREL, TEXTILES (0.7%)
      Tommy Hilfiger Corp.(1)                             422,700           5,917,800
                                                                          -----------
BANKS (0.4%)
      SmartForce PLC ADR(1)                               113,300           3,991,559
                                                                          -----------
CLOTHING STORES (2.9%)
      Abercrombie & Fitch Co.(1)                           76,500           3,404,250
      Footstar, Inc.(1)                                   252,000           8,668,800
      Pacific Sunwear of California, Inc.(1)              429,600           9,635,928
      Ross Stores, Inc.                                   209,800           5,024,710
                                                                          -----------
                                                                           26,733,688
                                                                          -----------
COMPUTER HARDWARE & BUSINESS MACHINES (4.6%)
      Emulex Corp.(1)                                     338,700          13,683,480
      Redback Networks, Inc.(1)                         1,765,600          15,749,152
      RSA Security, Inc.(1)                               388,850          12,034,908
                                                                          -----------
                                                                           41,467,540
                                                                          -----------
COMPUTER SOFTWARE (11.0%)
      Agile Software Corp.(1)                             525,300           8,930,100
      Avant! Corp.(1)                                     615,300           8,183,490
      Documentum, Inc.(1)                                 590,620           7,630,810
      Embarcadero Technologies, Inc.(1)                   155,000           3,458,050
      Informatica Corp.(1)                                230,400           3,999,744
      Manhattan Associates, Inc.(1)                       241,200           9,587,700
      Manugistics Group, Inc.(1)                          517,600          12,991,760
      Marimba, Inc.(1)                                     14,900              31,439
      National Instruments Corp.(1)                       228,525           7,415,636
      NetIQ Corp.(1)                                      122,200           3,823,638
      Network Associates, Inc.(1)                         764,600           9,519,270
      Precise Software Solutions, Ltd.(1)                 116,600           3,579,620
      Radiant Systems, Inc.(1)                            691,550          11,147,786
      Seachange International, Inc.(1)                    540,500           9,745,215
                                                                          -----------
                                                                          100,044,258
                                                                          -----------
CONSTRUCTION, REAL PROPERTY (0.4%)
      Mohawk Industries, Inc.(1)                           97,300           3,424,960
                                                                          -----------
CONSUMER DURABLES (1.4%)
      Chicago Bridge & Iron Company NV                     16,300             551,755
      Dal-Tile International, Inc.(1)                     268,600           4,982,530
      Granite Construction, Inc.                          271,050           6,890,091
                                                                          -----------
                                                                           12,424,376
                                                                          -----------

                 See Accompanying Notes to Financial Statements.

                                                          NUMBER OF
                                                           SHARES            VALUE
                                                           ------            -----
COMMON STOCKS (CONT'D)
DEFENSE/AEROSPACE (1.0%)
      Triumph Group, Inc.(1)                             186,300         $ 9,128,700
                                                                         -----------
DRUGS (14.2%)
      Affymetrix, Inc.(1)                                132,600           2,923,830
      Alkermes, Inc.(1)                                  885,100          31,067,010
      Amerisource Health Corp. Class A(1)                247,200          13,670,160
      Celgene Corp.(1)                                   141,000           4,067,850
      Cell Therapeutics, Inc.(1)                         270,200           7,468,328
      Cubist Pharmaceuticals, Inc.(1)                    158,400           6,019,200
      Inhale Therapeutic Systems, Inc.(1)                260,600           5,993,800
      Intermune, Inc.(1)                                 138,700           4,940,494
      Lynx Therapeutics, Inc.(1)                         346,900           2,372,796
      Medarex, Inc.(1)                                   398,100           9,355,350
      Medicis Pharmaceutical Corp. Class A(1)            342,800          18,168,400
      OSI Pharmaceuticals, Inc.(1)                        73,900           3,886,401
      PRAECIS Pharmaceuticals, Inc.(1)                   490,100           8,057,244
      Scios, Inc.(1)                                     135,800           3,396,358
      Sepracor, Inc.(1)                                  139,500           5,552,100
      Titan Pharmaceuticals, Inc.(1)                      92,100           2,763,921
                                                                         -----------
                                                                         129,703,242
                                                                         -----------
ELECTRONIC EQUIPMENT (8.3%)
      Aclara Biosciences, Inc.(1)                        313,400           3,102,660
      Aeroflex, Inc.(1)                                  524,600           5,508,300
      Anixter International, Inc.(1)                      85,500           2,624,850
      APW, Ltd.(1)                                       973,200           9,877,980
      AudioCodes, Ltd.(1)                                417,200           2,949,604
      Caliper Technologies Corp.(1)                       94,800           1,995,540
      Coherent, Inc.(1)                                   40,600           1,468,502
      Commscope, Inc.(1)                                 288,900           6,789,150
      Plexus Corp.(1)                                    143,547           4,737,051
      Polycom, Inc.(1)                                   558,300          12,891,147
      Powerwave Technologies, Inc.(1)                    511,800           7,421,100
      Tekelec(1)                                         591,300          16,024,230
                                                                         -----------
                                                                          75,390,114
                                                                         -----------
ENERGY RESERVES & PRODUCTION (2.4%)
      Newfield Exploration Co.(1)                        136,800           4,385,808
      Pogo Producing Co.                                 167,300           4,015,200
      Stone Energy Corp.(1)                              185,600           8,222,080
      XTO Energy, Inc.                                   385,350           5,529,773
                                                                         -----------
                                                                          22,152,861
                                                                         -----------
ENTERTAINMENT (0.2%)
      American Classic Voyages Co.(1)                    585,200           2,048,200
                                                                         -----------
FINANCIAL SERVICES (2.0%)
      Americredit Corp.(1)                               217,700          11,309,515
      Core, Inc.(1)                                      748,800           3,669,120

                 See Accompanying Notes to Financial Statements.

                                                          NUMBER OF
                                                           SHARES            VALUE
                                                           ------            -----
COMMON STOCKS (CONT'D)
FINANCIAL SERVICES (cont'd)
      Mutual Risk Management, Ltd.                      364,100         $ 3,240,490
                                                                        -----------
                                                                         18,219,125
                                                                        -----------
FOOD & BEVERAGES (1.5%)
      Fleming Companies, Inc.                           219,700           7,843,290
      Hain Celestial Group, Inc.(1)                     274,400           6,036,800
                                                                        -----------
                                                                         13,880,090
                                                                        -----------
HOTELS (0.5%)
      GTECH Holdings Corp.(1)                           125,400           4,452,954
                                                                        -----------
INDUSTRIAL PARTS (1.9%)
      Brooks Automation, Inc.(1)                        185,400           8,546,940
      Cymer, Inc.(1)                                    343,800           8,694,702
                                                                        -----------
                                                                         17,241,642
                                                                        -----------
INDUSTRIAL SERVICES (1.8%)
      DeVry, Inc.(1)                                    255,096           9,214,068
      United Rentals, Inc.(1)                           279,400           7,250,430
                                                                        -----------
                                                                         16,464,498
                                                                        -----------
INFORMATION SERVICES (3.1%)
      Getty Images, Inc.(1)                             337,300           8,857,498
      Matrixone, Inc.(1)                                562,800          13,051,332
      Priceline.com, Inc.(1)                            262,200           2,372,910
      QRS Corp.(1)                                      206,750           3,432,050
                                                                        -----------
                                                                         27,713,790
                                                                        -----------
INTERNET (1.1%)
      BackWeb Technologies, Ltd.(1)                     213,149             341,038
      Interwoven, Inc.(1)                               276,800           4,677,920
      Netegrity, Inc.(1)                                 54,300           1,629,000
      Planetweb, Inc.(1), (2)                           726,200           3,944,442
                                                                        -----------
                                                                         10,592,400
                                                                        -----------
LIFE & HEALTH INSURANCE (0.3%)
      Phoenix Cos., Inc.(1)                             129,100           2,401,260
                                                                        -----------
MEDIA (1.7%)
      Entercom Communications Corp.(1)                  147,800           7,923,558
      Insight Communications Co., Inc.(1)               128,200           3,205,000
      Mediacom Communications Corp.(1)                  244,500           4,317,870
                                                                        -----------
                                                                         15,446,428
                                                                        -----------
MEDICAL PRODUCTS & SUPPLIES (1.9%)
      Henry Schein, Inc.(1)                             205,800           7,871,850
      Invacare Corp.                                    252,600           9,757,938
                                                                        -----------
                                                                         17,629,788
                                                                        -----------

                 See Accompanying Notes to Financial Statements.

                                                              NUMBER OF
                                                               SHARES            VALUE
                                                               ------            -----
COMMON STOCKS (CONT'D)
MEDICAL PROVIDERS & SERVICES (13.7%)
      AdvancePCS(1)                                         342,000        $ 21,905,100
      Community Health Care(1)                              785,700          23,178,150
      LifePoint Hospitals, Inc.(1)                          235,200          10,414,656
      Manor Care, Inc.(1)                                   224,000           7,112,000
      Oxford Health Plans, Inc.(1)                          569,900          16,299,140
      Province Healthcare Co.(1)                            560,300          19,772,987
      Renal Care Group, Inc.(1)                             293,600           9,656,504
      Universal Health Services, Inc. Class B(1)            364,600          16,589,300
                                                                           ------------
                                                                            124,927,837
                                                                           ------------
MOTOR VEHICLES & PARTS (0.6%)
      Borg-Warner, Inc.                                      49,100           2,436,342
      Superior Industries International, Inc.                75,200           2,880,160
                                                                           ------------
                                                                              5,316,502
                                                                           ------------
PROPERTY & CASUALTY INSURANCE (1.1%)
      HCC Insurance Holdings, Inc.                          418,300          10,248,350
                                                                           ------------
PUBLISHING (0.8%)
      Scholastic Corp.(1)                                   168,100           7,077,010
                                                                           ------------
RESTAURANTS (0.5%)
      Applebee's International, Inc.                        153,300           4,905,600
                                                                           ------------
SECURITIES & ASSET MANAGEMENT (0.7%)
      Affiliated Managers Group, Inc.(1)                    102,800           6,322,200
                                                                           ------------
SEMICONDUCTOR (8.2%)
      Alpha Industries, Inc.(1)                             354,800          10,484,340
      Anadigics, Inc.(1)                                    531,500          12,224,500
      Dupont Photomasks, Inc.(1)                             79,200           3,821,400
      Exar Corp.(1)                                         313,500           6,194,760
      Photronics, Inc.(1)                                   425,700          10,923,462
      PRI Automation, Inc.(1)                               586,700          10,868,618
      Triquint Semiconductor, Inc.(1)                       430,700           9,690,750
      Varian Semiconductor Equipment Associates, Inc.(1)    249,200          10,466,400
                                                                           ------------
                                                                             74,674,230
                                                                           ------------
SPECIALTY RETAIL (4.8%)
      Barnes & Noble, Inc.(1)                               519,000          20,422,650
      Caremark Rx, Inc.(1)                                  333,000           5,477,850
      Linens `n Things, Inc.(1)                             217,100           5,931,172
      ValueVision International, Inc. Class A(1)            529,500          11,516,625
                                                                           ------------
                                                                             43,348,297
                                                                           ------------

TOTAL COMMON STOCKS (Cost $840,103,443)                                     864,895,643
                                                                           ------------

                 See Accompanying Notes to Financial Statements.

                                                                             NUMBER OF
                                                                              SHARES            VALUE
                                                                              ------            -----
WARRANT (0.0%)
ENERGY RESERVES & PRODUCTION (0.0%)
      Southern Mineral Corp. (Cost $31,793)                                 41,651            $ 20,825
                                                                                              --------
                                                                                PAR
                                                                               (000)
                                                                               -----
SHORT-TERM INVESTMENT (4.6%)
      State Street Bank and Trust Co. Euro Time Deposit, 3.875%, 7/2/01
      (Cost $42,356,000)                                                    $42,356          42,356,000
                                                                                           ------------

TOTAL INVESTMENTS (99.6%) (Cost $882,491,236(3))                                            907,272,468

OTHER ASSETS IN EXCESS OF LIABILITIES (0.4%)                                                  3,409,746
                                                                                           ------------

NET ASSETS (100.0%)                                                                        $910,682,214
                                                                                           ============


(1) Non-income producing security.
(2) Private placement.
(3) Cost for federal income tax purposes is $882,702,114.




                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS TRUST - SMALL COMPANY GROWTH PORTFOLIO STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001 (Unaudited)

ASSETS
     Investments at value (Cost - $882,491,236 )                                   $   907,272,468
     Cash                                                                                  167,158
     Receivable for investments sold                                                     7,866,670
     Receivable for fund shares sold                                                       141,364
     Dividends and interest receivable                                                      83,986
     Prepaid expenses and other assets                                                      60,258
                                                                                   ---------------
       Total Assets                                                                    915,591,904
                                                                                   ---------------
LIABILITIES
     Advisory fee payable                                                                  664,621
     Administrative services fee payable                                                    73,847
     Payable for investments purchased                                                   3,961,033
     Accrued expenses payable                                                              210,189
                                                                                   ---------------
       Total Liabilities                                                                 4,909,690
                                                                                   ---------------
NET ASSETS
     Capital stock, $0.001 par value                                                        63,172
     Paid-in capital                                                                 1,018,073,411
     Accumulated undistributed net investment loss                                      (2,637,190)
     Accumulated net realized loss from investments                                   (129,598,411)
     Net unrealized appreciation from investments                                       24,781,232
                                                                                   ---------------
       Net Assets                                                                  $   910,682,214
                                                                                   ---------------
NET ASSET VALUE
     Net assets                                                                    $   910,682,214
     Shares outstanding                                                                 63,171,921
                                                                                   ---------------
     Net asset value, offering price and redemption price per share                         $14.42
                                                                                            ======

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS TRUST - SMALL COMPANY GROWTH PORTFOLIO STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2001 (Unaudited)

INVESTMENT INCOME
     Interest                                                                     $     2,266,389
     Dividends                                                                            298,356
                                                                                  ---------------
       Total investment income                                                          2,564,745
                                                                                  ---------------
EXPENSES
     Investment advisory fees                                                           4,157,013
     Administrative services fees                                                         808,842
     Printing fees                                                                         66,884
     Custodian fees                                                                        62,204
     Legal fees                                                                            45,255
     Transfer agent fees                                                                   30,489
     Audit fees                                                                            15,815
     Insurance expense                                                                     12,124
     Interest expense                                                                       4,621
     Trustees fees                                                                          2,720
     Miscellaneous fees                                                                    18,762
                                                                                  ---------------
                                                                                        5,224,729
     Less: Transfer Agent Offsets                                                         (22,794)
                                                                                  ---------------
       Total expenses                                                                   5,201,935
                                                                                  ---------------
          Net investment loss                                                          (2,637,190)
                                                                                  ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
     Net realized loss from investments                                               (91,699,372)
     Net change in unrealized appreciation (depreciation) from investments            (55,419,398)
                                                                                  ---------------
     Net realized and unrealized loss from investments                               (147,118,770)
                                                                                  ---------------
     Net decrease in net assets resulting from operations                         $  (149,755,960)
                                                                                  ===============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS TRUST - SMALL COMPANY GROWTH PORTFOLIO STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

                                                                                    FOR THE
                                                                                  SIX MONTHS            FOR THE
                                                                                     ENDED            YEAR ENDED
                                                                                 JUNE 30, 2001       DECEMBER 31,
                                                                                  (UNAUDITED)            2000
                                                                                  -----------            ----
FROM OPERATIONS
    Net investment loss                                                        $    (2,637,190)   $    (7,826,845)
    Net gain (loss) from investments                                               (91,699,372)       126,690,029
    Net change in unrealized appreciation (depreciation) from investments          (55,419,398)      (398,811,222)
                                                                               ---------------    ---------------
      Net decrease in net assets resulting from operations                        (149,755,960)      (279,948,038)
                                                                               ---------------    ---------------
FROM DISTRIBUTIONS
    Distributions from net realized gains                                                    0       (208,159,269)
    Distributions in excess of net realized gains                                            0        (36,471,255)
                                                                               ---------------    ---------------
      Net decrease in net assets from distributions                                          0       (244,630,524)
                                                                               ---------------    ---------------
FROM CAPITAL SHARE TRANSACTIONS
    Proceeds from sale of shares                                                    99,610,524        620,924,871
    Reinvestment of dividends and distributions                                              0        244,603,668
    Net asset value of shares redeemed                                            (140,353,970)      (512,309,944)
                                                                               ---------------    ---------------
      Net increase (decrease) in net assets from capital share transactions:       (40,713,446)       353,218,595
                                                                               ---------------    ---------------
    Net decrease in net assets                                                    (190,499,406)      (171,359,967)
NET ASSETS
    Beginning of period                                                          1,101,181,620      1,272,541,587
                                                                               ---------------    ---------------
    End of period                                                              $   910,682,214    $ 1,101,181,620
                                                                               ===============    ===============
UNDISTRIBUTED NET INVESTMENT LOSS                                              $    (2,637,190)   $             0
                                                                               ===============    ===============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS TRUST - SMALL COMPANY GROWTH PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)

                                                FOR THE SIX
                                                MONTHS ENDED                          FOR THE YEAR ENDED DECEMBER 31,
                                               JUNE 30, 2001  ----------------------------------------------------------------------
                                                (UNAUDITED)        2000          1999            1998          1997          1996
                                              --------------  --------------  -------------  ------------  ------------  -----------
PER-SHARE DATA
   Net asset value, beginning of period       $   16.68       $      26.20    $     16.01    $    16.48    $    14.25    $   12.51
                                              --------------  --------------  -------------  ------------  ------------  -----------
INVESTMENT ACTIVITIES
   Net investment loss                            (0.05)             (0.15)         (0.12)        (0.06)        (0.07)       (0.06)
   Net gain (loss) on investments
      (both realized and unrealized)              (2.21)             (4.60)         11.07         (0.41)         2.30         1.80
                                              --------------  --------------  -------------  ------------  ------------  -----------
         Total from investment activities         (2.26)             (4.75)         10.95         (0.47)         2.23         1.74
                                              --------------  --------------  -------------  ------------  ------------  -----------
LESS DISTRIBUTIONS
   Distributions from net realized gains           0.00              (4.06)         (0.76)         0.00          0.00         0.00
   Distributions in excess of net
      realized gains                               0.00              (0.71)          0.00          0.00          0.00         0.00
                                              --------------  --------------  -------------  ------------  ------------  -----------
         Total distributions                       0.00              (4.77)          (.76)         0.00          0.00         0.00
                                              --------------  --------------  -------------  ------------  ------------  -----------
NET ASSET VALUE, END OF PERIOD                $   14.42       $      16.68    $     26.20    $    16.01    $    16.48    $   14.25
                                              ==============  ==============  =============  ============  ============  ===========
         Total return                           (13.55)%(1)         (18.11)%        69.08%        (2.85)%       15.65%       13.91%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (000s omitted)                              $ 910,682       $  1,101,182    $ 1,272,542    $  734,902    $  666,394    $ 339,398
         Ratio of expenses to average
            net assets(2)                          1.12%(3)           1.13%          1.15%         1.14%         1.15%        1.16%
         Ratio of net investment loss
            to average net assets                 (0.57)%(3)         (0.57)%        (0.72)%       (0.51)%       (0.56)%      (0.66)%
         Decrease reflected in above
            operating expense ratio due
            to waivers/reimbursements              0.00%              0.00%          0.00%         0.00%         0.00%        0.01%
Portfolio turnover rate                           52.41%             85.26%        121.97%        65.61%        92.45%      101.50%

(1)Non-annualized.

(2)Interest earned on uninvested cash balances is used to offset portions of the transfer agent expenses. These arrangements resulted in a reduction to the Portfolio's net expense ratio by .00%, .02%, .01%, .00%, .01% and .00% for the six months ended June 30, 2001 and for each of the years ended December 31, 2000, 1999, 1998, 1997, and 1996 respectively. The portfolio's operating expense ratio after reflecting these arrangements was 1.12%, 1.11%, 1.14%, 1.14%, 1.14%, and 1.16% for the six months ended June 30, 2001 and for each of the years ended December 31, 2000, 1999, 1998, 1997 and 1996, respectively.

(3)Annualized.

CREDIT SUISSE WARBURG PINCUS TRUST - SMALL COMPANY GROWTH PORTFOLIO NOTES TO FINANCIAL STATEMENTS
June 30, 2001

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse Warburg Pincus Trust, formerly Warburg Pincus Trust (the "Trust"), a Massachusetts business trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers seven managed investment funds of which one, the Small Company Growth Portfolio (the "Portfolio"), is included in this report. The Portfolio is a non-diversified investment fund that seeks capital growth. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan.

   A) SECURITY VALUATION -- The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange. The Portfolio's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the mean between the last reported bid and asked prices. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Trustees believes accurately reflects fair value. Debt that will mature in 60 days or less is valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's value.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which are due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) REPURCHASE AGREEMENTS -- Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Portfolio, along with other Funds advised by Credit Suisse Asset Management, LLC ("CSAM"), the Portfolio's investment adviser, may transfer uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by the Portfolio's custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM, which is an indirect wholly-owned U.S. subsidiary of Credit Suisse Group, serves as investment adviser for the Portfolio. For its investment advisory services, CSAM receives a fee from the Portfolio at an annual rate of 0.90% of the Portfolio's average daily net assets. For the six months ended June 30, 2001, investment advisory fees earned were $4,157,013.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and PFPC Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Financial Services Group, Inc., serve as co-administrators to the Portfolio. For its administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of the Portfolio's average daily net assets. For the six months ended June 30, 2001, administrative services fees earned by CSAMSI were $461,890.

   For its administrative services through February 4, 2001, PFPC received a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

           AVERAGE DAILY NET ASSETS                       ANNUAL RATE
           ------------------------                       -----------
           First $500 million                  .100% of average daily net assets
           Next $1 billion                     .080% of average daily net assets
           Over $1.5 billion                   .060% of average daily net assets

   Effective February 5, 2001, for its administrative services, PFPC receives a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

           AVERAGE DAILY NET ASSETS                       ANNUAL RATE
           ------------------------                       -----------
           First $500 million                  .075% of average daily net assets
           Next $1 billion                     .065% of average daily net assets
           Over $1.5 billion                   .055% of average daily net assets

   For the six months ended June 30, 2001, administrative service fees earned by PFPC (including out-of-pocket expenses) were $346,952.

   In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

   The Portfolio has an arrangement with its transfer agent whereby interest earned on uninvested cash balances is used to offset a portion of its transfer agent expense. For the six months ended June 30, 2001, the Portfolio received credits or reimbursements of $22,794 under this arrangement.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolio to provide certain financial printing services. For the six months ended June 30, 2001, Merrill was paid $1,993 for its services by the Portfolio.

NOTE 3. LINE OF CREDIT

   Through June 19, 2001, the Portfolio, together with other funds advised by CSAM (collectively, the "Participating Funds"), participated in a $350 million committed, unsecured, line of credit facility (the "Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, Bank of Nova Scotia as syndication agent and certain other lenders, for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds paid an aggregate commitment fee at a rate of
 .075% per annum on the entire amount of the Prior Credit Facility, which was allocated among the Participating Funds in such manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%. During the period January 1, 2001 through June 19, 2001, the Portfolio had no borrowings under the Prior Credit Facility.

   Effective June 20, 2001, the Participating Funds, together with additional funds advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $200 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders, for the same purposes as the Prior Credit Facility. Under the terms of the New Credit Facility, the New Participating Funds pay an aggregate commitment fee at a rate of .10% per annum on the average unused amount of the New Prior Credit Facility, which is allocated among the New Participating Funds in such manner as was determined by the governing Boards of the New Participating Funds. The interest rate paid under the New Credit Facility is unchanged from the rate paid under the Prior Credit Facility. During the period June 20, 2001 through June 30, 2001, the portfolio had no borrowings under the New Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the six months ended June 30, 2001, purchases and sales of investment securities (excluding short-term investments) were $455,247,884 and $474,498,511, respectively.

   At June 30, 2001, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was $181,254,829 and $(156,684,475), respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Portfolio is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value of $.001 per share. Transactions in shares of the Portfolio were as follows:

                                             FOR THE SIX MONTHS ENDED   FOR THE YEAR ENDED
                                             JUNE 30, 2001 (UNAUDITED)  DECEMBER 31, 2000
                                             -------------------------  -----------------
Shares sold                                         6,881,961             22,411,680
Shares issued in reinvestment of distributions              0             14,664,504
Shares redeemed                                    (9,742,556)           (19,605,402)
                                                 ------------           ------------
Net increase (decrease)                            (2,860,595)            17,470,782
                                                 ============           ============

NOTE 6. RESTRICTED SECURITIES

   Certain Portfolio investments are restricted as to resale and are valued as determined by or under the direction of the Board in good faith, at fair value. The table below shows the acquisition dates, aggregate cost, fair value as of June 30, 2001 and percent of net assets which the securities represent.

        SECURITY         ACQUISITION                      MARKET        PERCENTAGE
       DESCRIPTION          DATE            COST           VALUE       OF NET ASSETS
       -----------          ----            ----           -----       -------------
     Planetweb, Inc.      09/08/00       $3,944,442     $3,944,442         0.36%

                       CREDIT SUISSE WARBURG PINCUS FUNDS

                                                CREDIT | ASSET
                                                SUISSE | MANAGEMENT




                      P.O. Box 9030, Boston, MA 02205-9030
                                  800-222-8977

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       TRSCG-3-0601